Investor A C Institutional Class R [Member] N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BlackRock Capital Appreciation Fund, Inc.
Entity Central Index Key	0000887509
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Sep. 26, 2025